Supplemental Condensed Consolidating Financial Information (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure Of Additional Information [Abstract]
Condensed Consolidating Income Statement
Condensed consolidating statements of income for the six months ended 30 June 2019

US Dollar million	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Revenue from product sales	190	—	1,636	—	1,826
Cost of sales	(179)	—	(1,317)	—	(1,496)
Gain (loss) on non-hedge derivatives and other commodity contracts	2	—	5	—	7
Gross profit (loss)	13	—	324	—	337
Corporate administration, marketing and other income (expenses)	(24)	3	(9)	(10)	(40)
Exploration and evaluation costs	—	—	(51)	—	(51)
Other operating income (expenses)	(23)	—	(26)	—	(49)
Special items	(12)	3	7	(4)	(6)
Operating profit (loss)	(46)	6	245	(14)	191
Interest income	2	1	5	—	8
Other gains and (losses)	—	(2)	1	—	(1)
Finance costs and unwinding of obligations	(11)	(53)	(32)	—	(96)
Fair value adjustments	—	—	1	—	1
Share of associates and joint ventures’ profit (loss)	—	—	68	10	78
Equity gain (loss) in subsidiaries	156	294	—	(450)	—
Profit (loss) before taxation	101	246	288	(454)	181
Taxation	13	—	(78)	—	(65)
Profit (loss) for the period	114	246	210	(454)	116
Allocated as follows:
Equity shareholders	114	246	208	(454)	114
Non-controlling interests	—	—	2	—	2
	114	246	210	(454)	116

Comprehensive income (loss)	118	243	207	(448)	120
Comprehensive (income) loss attributable to non-controlling interests	—	—	(2)	—	(2)
Comprehensive income (loss) attributable to AngloGold Ashanti	118	243	205	(448)	118

Condensed consolidating statements of income for the six months ended 30 June 2018

US Dollar million	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Revenue from product sales	280	—	1,722	—	2,002
Cost of sales	(295)	—	(1,307)	—	(1,602)
Gain (loss) on non-hedge derivatives and other commodity contracts	—	—	3	7	10
Gross profit (loss)	(15)	—	418	7	410
Corporate administration, marketing and other income (expenses)	(28)	(2)	1	(8)	(37)
Exploration and evaluation costs	(3)	—	(43)	—	(46)
Other operating income (expenses)	(24)	—	(33)	—	(57)
Special items	(13)	(2)	(139)	3	(151)
Operating profit (loss)	(83)	(4)	204	2	119
Interest income	—	2	7	—	9
Other gains and (losses)	—	—	3	—	3
Finance costs and unwinding of obligations	(13)	(53)	(19)	—	(85)
Share of associates and joint ventures’ profit (loss)	6	—	32	2	40
Equity gain (loss) in subsidiaries	53	304	—	(357)	—
Profit (loss) before taxation	(37)	249	227	(353)	86
Taxation	70	—	(113)	—	(43)
Profit (loss) for the period	33	249	114	(353)	43
Allocated as follows:
Equity shareholders	33	249	104	(353)	33
Non-controlling interests	—	—	10	—	10
	33	249	114	(353)	43

Comprehensive income (loss)	(44)	227	124	(341)	(34)
Comprehensive loss (income) attributable to non-controlling interests	—	—	(10)	—	(10)
Comprehensive income (loss) attributable to AngloGold Ashanti	(44)	227	114	(341)	(44)

Condensed consolidating statements of income for the year ended 31 December 2018

US Dollar million	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Revenue from product sales	498	—	3,445	—	3,943
Cost of sales	(494)	—	(2,679)	—	(3,173)
Gain (loss) on non-hedge derivatives and other commodity contracts	(4)	—	6	—	2
Gross profit (loss)	—	—	772	—	772
Corporate administration, marketing and other income (expenses)	(12)	(20)	(13)	(31)	(76)
Exploration and evaluation costs	(4)	—	(98)	—	(102)
Other operating income (expenses)	(46)	3	(54)	—	(97)
Special items	(15)	8	(155)	(8)	(170)
Operating profit (loss)	(77)	(9)	452	(39)	327
Dividends received	2	—	—	—	2
Interest income	—	4	13	—	17
Other gains and (losses)	—	(6)	(3)	—	(9)
Finance costs and unwinding of obligations	(23)	(107)	(48)	—	(178)
Fair value adjustments	—	—	(3)	—	(3)
Share of associates and joint ventures’ profit (loss)	6	—	107	9	122
Equity gain (loss) in subsidiaries	142	490	—	(632)	—
Profit (loss) before taxation	50	372	518	(662)	278
Taxation	83	—	(211)	—	(128)
Profit (loss) for the period	133	372	307	(662)	150
Allocated as follows:
Equity shareholders	133	372	290	(662)	133
Non-controlling interests	—	—	17	—	17
	133	372	307	(662)	150

Comprehensive income (loss)	(8)	320	301	(604)	9
Comprehensive loss (income) attributable to non-controlling interests	—	—	(17)	—	(17)
Comprehensive income (loss) attributable to AngloGold Ashanti	(8)	320	284	(604)	(8)

Condensed Consolidating Statement of Financial Position
Condensed consolidating statement of financial position as at 30 June 2019

US Dollar million	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

ASSETS
Non-current assets
Tangible assets	629	—	2,745	—	3,374
Right of use assets	3	—	176	—	179
Intangible assets	1	—	121	(1)	121
Investments in associates and joint ventures	2,504	4,245	1,437	(6,613)	1,573
Other investments	1	2	135	(2)	136
Inventories	—	—	126	—	126
Trade and other receivables	—	29	119	(29)	119
Cash restricted for use	—	—	36	—	36
	3,138	4,276	4,895	(6,645)	5,664
Current Assets
Other investments	—	7	—	—	7
Inventories, trade and other receivables, intergroup balances and other current assets	356	474	1,206	(1,159)	877
Cash restricted for use	—	—	17	—	17
Cash and cash equivalents	23	102	217	—	342
	379	583	1,440	(1,159)	1,243

Total assets	3,517	4,859	6,335	(7,804)	6,907

EQUITY AND LIABILITIES
Share capital and premium	7,192	6,096	837	(6,933)	7,192
(Accumulated losses) retained earnings and other reserves	(4,444)	(3,203)	1,397	1,806	(4,444)
Shareholders' equity	2,748	2,893	2,234	(5,127)	2,748
Non-controlling interests	—	—	32	—	32
Total equity	2,748	2,893	2,266	(5,127)	2,780

Non-current liabilities	345	1,028	1,367	—	2,740
Current liabilities including intergroup balances	424	938	2,702	(2,677)	1,387
Total liabilities	769	1,966	4,069	(2,677)	4,127

Total equity and liabilities	3,517	4,859	6,335	(7,804)	6,907

Condensed consolidating statement of financial position as at 30 June 2018

US Dollar million	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

ASSETS
Non-current assets
Tangible assets	656	—	2,822	—	3,478
Intangible assets	—	—	132	(1)	131
Investments in associates and joint ventures	2,357	4,294	1,359	(6,506)	1,504
Other investments	1	9	142	(2)	150
Inventories	1	—	90	—	91
Trade and other receivables	—	29	73	(29)	73
Deferred taxation	—	—	5	—	5
Cash restricted for use	—	—	34	—	34
	3,015	4,332	4,657	(6,538)	5,466
Current Assets
Other investments	—	6	—	—	6
Inventories, trade and other receivables, intergroup balances and other current assets	386	230	1,184	(902)	898
Cash restricted for use	—	—	19	—	19
Cash and cash equivalents	3	96	116	—	215
	389	332	1,319	(902)	1,138

Total assets	3,404	4,664	5,976	(7,440)	6,604

EQUITY AND LIABILITIES
Share capital and premium	7,157	6,096	821	(6,917)	7,157
(Accumulated losses) retained earnings and other reserves	(4,552)	(3,397)	1,442	1,955	(4,552)
Shareholders' equity	2,605	2,699	2,263	(4,962)	2,605
Non-controlling interests	—	—	36	—	36
Total equity	2,605	2,699	2,299	(4,962)	2,641

Non-current liabilities	301	1,733	1,310	—	3,344
Current liabilities including intergroup balances	498	232	2,367	(2,478)	619
Total liabilities	799	1,965	3,677	(2,478)	3,963

Total equity and liabilities	3,404	4,664	5,976	(7,440)	6,604

Condensed consolidating statement of financial position as at 31 December 2018

US Dollar million	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

ASSETS
Non-current assets
Tangible assets	625	—	2,756	—	3,381
Intangible assets	1	—	123	(1)	123
Investments in associates and joint ventures	2,383	4,255	1,398	(6,508)	1,528
Other investments	2	3	138	(2)	141
Inventories	1	—	105	—	106
Trade and other receivables	—	29	102	(29)	102
Cash restricted for use	—	—	35	—	35
	3,012	4,287	4,657	(6,540)	5,416
Current Assets
Other investments	—	6	—	—	6
Inventories, trade and other receivables, intergroup balances and other current assets	390	416	1,166	(1,111)	861
Cash restricted for use	—	—	31	—	31
Cash and cash equivalents	7	97	225	—	329
	397	519	1,422	(1,111)	1,227

Total assets	3,409	4,806	6,079	(7,651)	6,643

EQUITY AND LIABILITIES
Share capital and premium	7,171	6,096	821	(6,917)	7,171
(Accumulated losses) retained earnings and other reserves	(4,519)	(3,310)	1,406	1,904	(4,519)
Shareholders' equity	2,652	2,786	2,227	(5,013)	2,652
Non-controlling interests	—	—	42	—	42
Total equity	2,652	2,786	2,269	(5,013)	2,694

Non-current liabilities	319	1,734	1,103	—	3,156
Current liabilities including intergroup balances	438	286	2,707	(2,638)	793
Total liabilities	757	2,020	3,810	(2,638)	3,949

Total equity and liabilities	3,409	4,806	6,079	(7,651)	6,643

Condensed Consolidating Statement of Cash Flow
Condensed consolidating statements of cash flows for the six months ended 30 June 2019

US Dollar million	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Cash flows from operating activities
Cash generated from (used by) operations	(23)	3	398	—	378
Net movement in intergroup receivables and payables	31	(113)	85	(3)	—
Dividends received from joint ventures	—	33	—	—	33
Taxation refund	—	—	7	—	7
Taxation paid	—	—	(75)	—	(75)
Net cash inflow (outflow) from operating activities	8	(77)	415	(3)	343

Cash flows from investing activities
Capital expenditure	(26)	—	(267)	—	(293)
Proceeds from disposal of tangible assets	—	—	2	—	2
Other investments acquired	—	—	(28)	—	(28)
Proceeds from disposal of other investments	—	—	31	—	31
Investments in associates and joint ventures	—	—	(2)	—	(2)
Net loans repaid by (advanced to) associates and joint ventures	—	4	(1)	—	3
Increase in investment in subsidiary	(16)	—	—	16	—
Disposal (acquisition) of subsidiaries	—	(3)	3	—	—
Decrease (increase) in cash restricted for use	—	—	12	—	12
Interest received	2	1	5	—	8
Net cash inflow (outflow) from investing activities	(40)	2	(245)	16	(267)

Cash flows from financing activities
Increase in share capital	—	—	16	(16)	—
Proceeds from borrowings	117	—	37	—	154
Repayment of borrowings	(81)	—	(1)	—	(82)
Repayment of lease liabilities	(1)	—	(19)	—	(20)
Finance costs paid	(3)	(51)	(14)	—	(68)
Lease finance costs paid	—	—	(5)	—	(5)
Dividends paid	(28)	—	(15)	—	(43)
Intergroup dividends received (paid)	44	131	(175)	—	—
Net cash inflow (outflow) from financing activities	47	80	(175)	(16)	(64)

Net increase (decrease) in cash and cash equivalents	15	5	(5)	(3)	12
Translation	1	—	(3)	3	1
Cash and cash equivalents at beginning of period	7	97	225	—	329
Cash and cash equivalents at end of period	23	102	217	—	342

Condensed consolidating statements of cash flows for the six months ended 30 June 2018

US Dollar million	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Cash flows from operating activities
Cash generated from (used by) operations	(126)	(6)	491	9	368
Net movement in intergroup receivables and payables	75	(64)	(13)	2	—
Dividends received from joint ventures	—	49	—	—	49
Taxation paid	—	—	(96)	—	(96)
Net cash inflow (outflow) from operating activities	(51)	(21)	382	11	321

Cash flows from investing activities
Capital expenditure	(35)	—	(258)	—	(293)
Proceeds from disposal of tangible assets	303	—	1	6	310
Other investments acquired	—	—	(54)	—	(54)
Proceeds from disposal of other investments	—	—	76	—	76
Investments in associates and joint ventures	—	—	(5)	—	(5)
Net loans repaid by (advanced to) associates and joint ventures	—	(3)	—	—	(3)
Cash payment to settle the sale of environmental trust fund	(32)	—	—	—	(32)
Disposal (acquisition) of subsidiaries	—	(6)	6	—	—
Decrease (increase) in cash restricted for use	—	1	9	(1)	9
Interest received	—	1	6	—	7
Net cash inflow (outflow) from investing activities	236	(7)	(219)	5	15

Cash flows from financing activities
Proceeds from borrowings	191	45	47	—	283
Repayment of borrowings	(377)	(80)	(43)	—	(500)
Finance costs paid	(7)	(51)	(8)	—	(66)
Dividends paid	(24)	—	(15)	—	(39)
Intergroup dividends received (paid)	25	189	(215)	1	—
Net cash inflow (outflow) from financing activities	(192)	103	(234)	1	(322)

Net increase (decrease) in cash and cash equivalents	(7)	75	(71)	17	14
Translation	(1)	—	14	(17)	(4)
Cash and cash equivalents at beginning of period	11	21	173	—	205
Cash and cash equivalents at end of period	3	96	116	—	215

Condensed consolidating statements of cash flow for the year ended 31 December 2018

US Dollar million	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Cash flows from operating activities
Cash generated from (used by) operations	(120)	(18)	1,062	8	932
Net movement in intergroup receivables and payables	73	(215)	130	12	—
Dividends received from joint ventures	—	91	—	—	91
Taxation refund	—	—	5	—	5
Taxation paid	—	—	(171)	—	(171)
Net cash inflow (outflow) from operating activities	(47)	(142)	1,026	20	857

Cash flows from investing activities
Capital expenditure	(64)	—	(588)	—	(652)
Proceeds from disposal of tangible assets	303	—	4	6	313
Dividends from other investments	2	—	—	—	2
Other investments acquired	—	—	(81)	—	(81)
Proceeds from disposal of other investments	—	—	98	—	98
Investments in associates and joint ventures	—	—	(8)	—	(8)
Net loans repaid by (advanced to) associates and joint ventures	9	10	(2)	—	17
Cash payment to settle the sale of environmental trust fund	(32)	—	—	—	(32)
Disposal (acquisition) of subsidiaries	—	(7)	7	—	—
Decrease (increase) in cash restricted for use	—	1	(4)	(1)	(4)
Interest received	—	1	11	—	12
Net cash inflow (outflow) from investing activities	218	5	(563)	5	(335)

Cash flows from financing activities
Proceeds from borrowings	407	45	301	—	753
Repayment of borrowings	(570)	(80)	(317)	—	(967)
Finance costs paid	(12)	(102)	(16)	—	(130)
Bond settlement premium, RCF and bond transaction costs	—	(10)	—	—	(10)
Dividends paid	(24)	—	(15)	—	(39)
Intergroup dividends received (paid)	25	360	(386)	1	—
Net cash inflow (outflow) from financing activities	(174)	213	(433)	1	(393)

Net increase (decrease) in cash and cash equivalents	(3)	76	30	26	129
Translation	(1)	—	22	(26)	(5)
Cash and cash equivalents at beginning of year	11	21	173	—	205
Cash and cash equivalents at end of year	7	97	225	—	329